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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended SEPTEMBER 28, 2001.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


If amended report check here: [_]


     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     40 Fulton Street, 24th Floor, New York, New York  10038
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 587-2900
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 13TH day of NOVEMBER, 2001.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 18
Form 13F-HR Information Table Value Total: $ 11,845,610.00


                                                                                                       MARKET           VOTING
    DATE                  QUANTITY           CUSIP                      SECURITY                       VALUE          AUTHORITY
------------            -----------        ------------        ------------------------------       ------------     ------------
COMMON STOCK
------------
09-28-01                     100000         111320107          BROADCOM CORP - CL A                   2030000           sole
09-26-01                      75000         111621108          BROCADE COMMUNICATIONS                 1052250           sole
09-28-01                      50000         594918104          MICROSOFT CORP                         2558500           sole
09-28-01                      75000         749941100          RF MICRODEVICES INC                    1245000           sole
11-09-99                     366400         88368Q103          THE STREET.COM INC                      421360           sole
10-30-95                     170000         902673102          UFP TECHNOLOGIES INC                    178500           sole
09-28-01                      25000         931142103          WAL-MART STORES INC                    1237500           sole

                                                                                                      8723110

PUTS
----
09-28-01                       1000           CAWE             PUT COMPUT ASSOC NOV 25                 240000           sole
09-21-01                       2500           DALVD            PUT DELTA AIR OCT 20                    137500           sole
09-28-01                       1500           MRKWN            PUT MERCK AND CO NOV 70                 780000           sole
09-21-01                        750           NOCVT            PUT NORTHROP GRU OCT 100 CBOE           255000           sole
09-26-01                        500           WMTVJ            PUT WAL-MART STR OCT 50                 100000           sole
09-28-01                       1000           WPIWK            PUT WATSON PHARM NOV 55 CBOE            330000           sole

                                                                                                      1842500

CALLS
-----
09-24-01                       1500           CYQJV            CALL CISCO SYSTEMS OCT 12.5              97500           sole
09-28-01                       1500           GEJG             CALL GENERAL ELEC OCT 35                450000           sole
09-19-01                       4000           GRKX             CALL GOODRICH CRP NOV 22.5 CBOE         260000           sole
09-21-01                        750           NSMJD            CALL NATL SEMICON OCT 20                225000           sole
09-24-01                        750           TXNJT            CALL TEXAS INSTRS OCT 22.5              247500           sole

                                                                                                      1280000